Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	JOHNSON MUTUAL FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000892657
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEQIX
Johnson Growth Fund (Prospectus Summary) | Johnson Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGRWX
Johnson Opportunity Fund (Prospectus Summary) | Johnson Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOPPX
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRLTX
Johnson International Fund (Prospectus Summary) | Johnson International Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JINTX
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFINX
Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUNX
JIC Institutional Bond Fund I (Prospectus Summary) | JIC Institutional Bond Fund I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBDX
JIC Institutional Bond Fund II (Prospectus Summary) | JIC Institutional Bond Fund II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBEX
JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBFX
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JENHX